BONDS PAYABLE (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Schedule Of Bonds Payable [Table Text Block]	The first lot of bonds were issued on September 30, 2013
	September 30, 2013	December 31, 2012

5% Participating zeron coupon bonds repayable on September 30, 2015	$975,000	$-